Income Taxes (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense (benefit):
United States federal	$ 414	$ 490	$ 236
United States state and local	149	90	48
International	313	289	430
Total current income tax expense	876	869	714
Deferred income tax expense (benefit):
United States federal	186	(462)	(212)
United States state and local	78	(76)	(20)
International	128	168	26
Total deferred income tax expense (benefit)	392	(370)	(206)
Total income tax expense	$ 1,268	$ 499	$ 508